Product Revenue and Reserve and Allowances (Tables)	6 Months Ended
Jun. 30, 2022
Revenue From Contract With Customer [Abstract]
Summary of Revenue

Revenue for the three and six months ended June 30, 2022 and 2021 consisted of the following (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Roman Health Pharmacy LLC	$6,916	$2,037	$13,415	$4,931
GoGoMeds	2,057	140	3,072	230
CMS	—	—	—	119
Total	$8,973	$2,178	$16,487	$5,279

Summary of Activity in Product Revenue Reserve and Allowance

The following table summarizes the activity in the product revenue reserve and allowance during the six months ended June 30, 2022 and 2021 (in thousands):

	2022	2021
Balance at December 31,	$82	$14
Provision related to product sales	1,193	326
Credits and payments made	(1,154)	(324)
Balance at June 30,	$121	$16